General	12 Months Ended
Dec. 31, 2022
General [Abstract]
General

Note 1 - General

Reporting entity

A.	Purple Biotech Ltd. (hereinafter: the “Company” or “Purple”) is a clinical-stage company developing first-in-class, effective and durable therapies by overcoming tumor immune evasion and drug resistance. The Company focused on Oncology, which includes NT219, a therapeutic candidate which is a small molecule targeting the novel cancer drug resistance pathways IRS1/2 and STAT3 and CM24 a monoclonal antibody blocking CEACAM1, a novel immune checkpoint that supports tumor immune evasion and survival through multiple pathways.

The Company was incorporated in Israel as a private company in August 1968, and has been listed for trading on the Tel Aviv Stock Exchange since September 1978. In October 2012, the Company disposed of all of its previous operations, and in July 2013, the Company acquired shares of Kitov Pharma Ltd. from its shareholders, in exchange for the Company’s shares. In December 2020 the Company changed its name from Kitov Pharma Ltd. to Purple Biotech Ltd..

B.	The Company’s securities (American Depository Shares (“ADS”)) were listed for trading on the NASDAQ in November 2015 (including a Series A warrant that expired in November 2020). Each ADS represents 10 ordinary shares with no par value following a reverse split in effect from August 23, 2020 (see Note 10A). Each 10 warrants enable the purchase of 1 ADS.

The Company’s address is 4 Oppenheimer St., Science Park Rehovot 7670104 Israel.

C.	In January 2017, the Company acquired the majority of shares of TyrNovo Ltd. (hereinafter: “TyrNovo”). During 2018, the Company acquired additional shares of TyrNovo from various minority shareholders, see also Note 5A.

In January 2020, the Company acquired 100% of FameWave Ltd. (hereinafter “FameWave”), see also Note 5B.

In October 28, 2021, the Company established a fully owned subsidiary Purple Biotech GmbH (hereinafter “Purple GmbH”).

The Company together with TyrNovo, FameWave and Purple GmbH are referred to, in these consolidated financial statements, as “the Group”.

D.	Since incorporation through December 31, 2022, the Group has incurred losses and negative cash flows from operations mainly attributed to its development efforts and has an accumulated deficit of USD 117.6 million. The Group has financed its operations mainly through private and public financing rounds. Through December 31, 2022, the Company raised a total of USD 95.8 million net of issuance expenses (excluding exercise of warrants), see also Note 10.

E.	In February 2023, the Company acquired Immunorizon Ltd. a privately held company and its portfolio of Tri-Specific antibodies for the treatment of cancer, see also note 20.